Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Operating And Capital Leases [Table Text Block]

In thousands	Operating leases	Capital leases	Minimum lease payments
2018	$5,065	$3	$5,068
2019	5,043	—	5,043
2020	6,601	—	6,601
2021	7,137	—	7,137
2022	7,283	—	7,283
Thereafter	156,262	—	156,262
Total	$187,391	$3	$187,394

Long-term Purchase Commitment [Table Text Block]

In thousands	Gas Purchase Agreements	Pipeline Capacity Purchase Agreements	Pipeline Capacity Release Agreements
2018	$63,944	$79,891	$3,581
2019	2,729	82,129	—
2020	2,729	77,028	—
2021	2,273	65,630	—
2022	—	60,050	—
Thereafter	—	601,844	—
Total	71,675	966,572	3,581
Less: Amount representing interest	601	174,542	24
Total at present value	$71,074	$792,030	$3,557